Variable Annuities Issued by Minnesota Life

Supplement dated May 1, 2021 to the following booklet dated May 1, 2021:

•             MultiOption ® Legend Variable Annuity

Effective November 9, 2020, the Templeton Developing Markets VIP Fund’s investment adviser changed from Templeton Asset Management Ltd. to Franklin Templeton Investment Managed Limited.

Effective on or about April 30, 2021, the Invesco Oppenheimer V.I. Main Street Small Cap Fund® — Series II Shares is changing its name to Invesco V.I. Main Street Small Cap Fund® — Series II Shares.

Effective April 30, 2021, the Putnam VT Equity Income Fund — Class IB Shares changed its name to Putnam VT Large Cap Value Fund — Class IB Shares.

Effective April 30, 2021, Perkins Investment Management, LLC was removed as sub-adviser to the Janus Henderson Mid Cap Value Fund and Janus Capital will be the sole investment adviser.

Effective May 1, 2021, the following Portfolios are made available as investment options under the Contract:

•                 BlackRock International Index V.I. Fund — Class III Shares

•                 BlackRock Small Cap Index V.I. Fund — Class III Shares

•                 Fidelity® VIP Bond Index Portfolio — Service Class 2 Shares

•                 Putnam VT International Value Fund — Class IB Shares

Effective May 1, 2021, the American Funds Insurance Series (AFIS) U.S. Government/AAA-Rated Securities Fund — Class 2 Shares is changing its name to American Funds Insurance Series (AFIS) U.S. Government Securities Fund — Class 2 Shares. Additionally, the Portfolio’s investment objective is changing to read as follows:

The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

Effective May 1, 2021, the SFT Dynamic Managed Volatility Fund is changing its name to SFT Balanced Stabilization Fund.

Effective May 1, 2021, the SFT Managed Volatility Equity Fund is changing its name to SFT Equity Stabilization Fund.

Effective May 1, 2021, the SFT International Bond Fund’s investment sub-adviser is changing from Franklin Advisers, Inc. to Brandywine Global Investment Management, LLC.